STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

8.     STOCKHOLDERS’ EQUITY

On March 2, 2018, the Company entered into a warrant reprice and exercise and issuance agreement with the March 2018 Investor. In connection with the Reprice Agreement, the Company issued to the March 2018 Investor warrants to purchase shares of the Company’s common stock (the “March Warrants”). The exercise price under the March Warrants is subject to a limited anti-dilution provision, such that in the event the Company makes an issuance of common stock (subject to customary exceptions) at a price per share less than the applicable exercise price of the March Warrants, the exercise price of the March Warrants will be reduced to the price per share applicable to such new issuance but will not adjust to an exercise price below $0.125. As a result of the issuance of the 2019 Notes and 2019 Warrants, the exercise price of the March Warrants was adjusted to $0.125 per share. The estimated fair value of the effect of the exercise price adjustment of $82,566 is reflected as a dividend to the March 2018 Investor in 2019.

Subsequent to the reduction of the exercise price of the March Warrants to $0.125 in 2019, the March 2018 Investor exercised warrants for 925,000 shares of common stock and the Company received exercise proceeds of $115,625. The March 2018 Investor exercised additional warrants on April 23, 2019, for 1,000,000 shares of common stock and the Company received exercise proceeds of $125,000. In January 2020, the March 2018 Investor exercised warrants for 1,939,294 shares of common stock and the Company received exercise proceeds of $241,911.

On June 28, 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with investors and existing stockholders and members of management of the Company (the “Investors”).  The Company closed the transactions contemplated under the Purchase Agreement on June 30, 2021. Pursuant to the terms of the Purchase Agreement, the Company sold an aggregate of 9,900,000 shares of its common stock (the “Shares”) to investors at a price of $0.20 per share, for gross proceeds of $1,980,000 before offering expenses (the “Private Placement”). As part of the Private Placement, the Company also issued to investors, for no additional consideration, Series A Warrants to purchase 7,425,000 shares of common stock (the “Warrant Shares”) at an exercise price of $0.24 per share with a two year term (the “Series A Warrants”) and Series B Warrants to purchase 7,425,000 Warrant Shares at an exercise price of $0.28 per share with a five year term (the “Series B Warrants,” together with the Series A Warrants, the “Warrants”).

8.    STOCKHOLDERS’ EQUITY

Common Stock. In January 2019, the January 2014 Notes matured, and the holders elected to convert the note balances and accrued interest into common stock. As a result, we issued 1,149,016 shares of common stock.

On March 2, 2018, we entered into the Reprice Agreement with Sabby Healthcare Master Fund, Ltd., and Sabby Volatility Warrant Master Fund, Ltd. (collectively, “Sabby”). In connection with that certain securities purchase agreement between the Company and Sabby dated June 27, 2016 (the “Purchase Agreement”) we also issued to Sabby warrants to purchase 5,147,059 shares of common stock (the “Warrant Shares”) at an exercise price of $0.51 per share (the “Sabby Warrants”). Under the terms of the Reprice Agreement, in consideration of Sabby exercising in full all of the Sabby Warrants (the “Warrant Exercise”), the exercise price per share of the Sabby Warrants was reduced to $0.20 per share. We received gross proceeds of approximately $1,029,000 from the warrant reprice transaction. In addition, and as further consideration, we issued to Sabby warrants to purchase up to 3,860,294 shares of common stock at an exercise price of $0.2301 per share, the closing bid price for the Company’s Common Stock on February 28, 2018 (the “March Warrants"). The exercise price under the March Warrants is subject to a limited anti-dilution provision, such that in the event the Company makes an issuance of common stock (subject to customary exceptions) at a price per share less than the applicable exercise price of the March Warrants, the exercise price of the March Warrants will be reduced to the price per share applicable to such new issuance but will not adjust to an exercise price below $0.125. As a result of the issuance of the 2019 Notes and Warrants, the exercise price of the March

Warrants was adjusted to $0.125 per share. The estimated fair value of the effect of the exercise price adjustment of $82,566 is reflected as a dividend to Sabby for the year ended December 31, 2019.

Subsequent to the reduction of the exercise price of the March Warrants to $0.125 in 2019, Sabby exercised warrants for 925,000 shares of common stock and the Company received exercise proceeds of $115,625. Sabby exercised additional warrants on April 23, 2019 for 1,000,000 shares of common stock and the Company received exercise proceeds of $125,000. Sabby exercised their remaining warrants on January 17, 2020 for 1,935,294 shares of common stock and the Company received exercise proceeds of $241,911.

Registration Rights Agreements. In connection with the sale of certain equity instruments, we have entered into Registration Rights Agreements. Generally, these Agreements required us to file registration statements with the Securities and Exchange Commission to register common shares to permit re-sale of common shares previously sold under an exemption from registration or to register common shares that may be issued on exercise of outstanding warrants.

The Registration Rights Agreements usually require us to pay penalties for any failure or time delay in filing or maintaining the effectiveness of the required registration statements. These penalties are usually expressed as a fixed percentage, per month, of the original amount we received on issuance of the common shares, options or warrants. While to date we have not incurred any penalties under these agreements, if a penalty is determined to be probable, we would recognize the amount as a contingent liability and not as a derivative instrument.

Share-Based Compensation. We recognized $332,003 and $269,740 in stock-based compensation expense for the years ended December 31, 2020 and 2019, respectively. We expect to recognize the compensation cost related to non-vested options as of December 31, 2020 of $423,000 over the weighted average remaining recognition period of 1.27 years.

Stock Option and Incentive Plans. On June 13, 2018, at our Annual Meeting of Stockholders, our stockholders approved the 2018 Equity Incentive Plan (the “2018 Plan”). The terms of the 2018 Plan provide for the discretionary grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards, other stock awards and performance cash awards to our employees, directors and consultants. The total number of shares of our common stock reserved for issuance under the 2018 Plan was initially 5,000,000 shares of common stock with additional shares being available for grant under the plan annually in an amount equal to 2% of the then outstanding shares of common stock on July 1 of each calendar year. Pursuant to this plan provision, on July 1, 2020, 2,668,836 additional shares of common stock became available for grant under the 2018 Plan. On July 1, 2019, 2,630,130 additional shares of common stock became available for grant under the 2018 Plan.

We have previously adopted two equity incentive plans, known as the 2000 Equity Incentive Plan, or the 2000 Plan, and the 2010 Equity Incentive Plan, or the 2010 Plan. Both the 2000 Plan and the 2010 Plan have a term of ten years, with the 2000 Plan already expired and the 2010 Plan expired in July 2020. No further awards may be granted under the 2010 Plan with the approval of the 2018 Plan. All outstanding option awards granted under the 2010 Plan will continue to be subject to the terms and conditions as set forth in the agreements evidencing such option awards and the terms of the 2010 Plan. Shares remaining available for issuance under the shares reserved under the 2010 Plan will not be subject to future awards under the 2018 Plan, and shares subject to outstanding awards under the 2010 Plan that are terminated or forfeited in the future will not be subject to future awards under the 2018 Plan. All outstanding option awards granted under the 2000 Plan have expired.

The following summarizes share-based compensation expense for the years ended December 31, 2020 and 2019, which was allocated as follows:

	December 31,
	2020	2019

Research and development	$-	$63,207
General and administrative	332,003	206,533
	$332,003	$269,740

The following summarizes stock option activity for the years ended December 31, 2020 and 2019:

		Options Outstanding
	Shares			Weighted average
	available for	Number of	Exercise price	exercise
	grants	shares	range	price

December 31, 2018	4,123,142	9,044,825	$0.14 - 0.64	$0.28
2018 Plan additions	2,630,130	-	-	-
Grants	(2,415,000)	2,415,000	0.21	0.21
Expirations	-	(1,638,575)	0.14 - 0.57	0.21
2010 Plan Expiration	(728,142)	-	-	-
December 31, 2019	3,610,130	9,821,250	0.16 - 0.64	0.28
2018 Plan additions	2,668,836	-	-	-
Grants	(2,130,000)	2,130,000	0.30	0.30
Expirations	-	-	-	-
December 31, 2020	4,148,966	11,951,250	$0.16 - 0.64	$0.28

Vested and expected to vest at December 31, 2020		11,811,875

Exercisable at December 31, 2020		8,745,500

The following summarizes information about stock options outstanding at December 31, 2020:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Shares	Price	Contractual Life	Value
Options Outstanding, December 31, 2019	9,821,250	$0.28
Granted	2,130,000	$0.30
Exercised	-	$-
Forfeited	-	$-
Options Outstanding, December 31, 2020	11,951,250	$0.28	5.4 years	$2,189,575
Vested and unvested but expected to vest, December 31, 2020	11,811,875	$0.28	5.4 years	$2,164,040
Exercisable at December 31, 2020	8,745,500	$0.29	4.1 years	$1,563,850

Determining the Fair Value of Options. We use the Black-Scholes valuation model to estimate the fair value of options granted. Black-Scholes considers a number of factors, including the market price and volatility of our common stock. We used the following forward-looking range of assumptions to value each stock option granted to employees, directors and consultants during the years ended December 31, 2020 and 2019:

	2020	2019

Dividend yield	0.0%	0.0%
Risk-free rate of return	0.33%	2.15%
Expected life in years	5.88	5.88
Volatility	74.57%	93.59%
Forfeiture rate	2.6%	2.6%

Our dividend yield assumption is based on the fact that we have never paid cash dividends and do not anticipate paying cash dividends in the foreseeable future. Our risk-free interest rate assumption is based on yields of U.S. Treasury notes in effect at the date of grant. Our expected life represents the period of time that options granted are expected to be outstanding and is calculated in accordance with the Securities and Exchange Commission (“SEC”) guidance provided in the SEC’s Staff Accounting Bulletin (“SAB”) 107  and SAB 110, using a “simplified” method. The Company has used the simplified method and will continue to use the simplified method as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate an expected term. Our volatility assumption is based on reviews of the historical volatility of our common stock. Using Black-Scholes and these factors, the weighted average fair value of stock options granted to employees and directors was $0.19 and $0.16 for the years ended December 31, 2020 and 2019, respectively. We do not record tax-related effects on stock-based compensation given our historical and anticipated operating experience and offsetting changes in our deferred income tax valuation allowance which fully reserves against our deferred tax assets.

The following table summarizes our warrant activity for 2020 and 2019:

	Warrants Outstanding
			Weighted
			average
	Number of	Exercise price	exercise
	shares	range	price

December 31, 2018	4,220,594	$0.23 - 0.37	$0.24
Issuances	8,125,000	0.18	0.18
Exercises	(1,925,000)	0.125	0.125
December 31, 2019	10,420,594	0.23 - 0.37	0.24
Issuances	1,043,988	0.45	0.45
Exercises	(1,935,294)	0.125	0.125
December 31, 2020	9,529,288	$0.125 - 0.45	$0.21